FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES - Capital management (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Capital management
Changes made in the objectives, policies or processes for managing capital	No changes were made in the objectives, policies or processes for managing capital during the years end December 31, 2017.	No changes were made in the objectives, policies or processes for managing capital during the years end December 31, 2016.	No changes were made in the objectives, policies or processes for managing capital during the years end December 31, 2015.
Interest-bearing debts	¥ 132,250	¥ 150,476	¥ 164,645
Equity attributable to owners of the parent	379,975	382,371	386,041
Total capital	¥ 512,225	¥ 532,847	¥ 550,686
Gearing ratio	25.80%	28.20%	29.90%